INVENTORIES (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 28,935	$ 24,447
Raw materials	25,150	22,122
Maintenance parts	5,746	4,575
Inventory, gross	59,831	51,144
Less: inventory reserve	(21)	(250)
Total inventories	$ 59,810	$ 50,894